Exceptional items - Schedule of exceptional items (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)
Disclosure of exceptional items [line items]
Other external charges	£ (2,044)		£ (2,285)			£ (1,849)
Substitution drawback	93		5			14
Guaranteed minimum pension equalisation	(1,404)		(1,580)			(1,509)
Exceptional operating items	(15,560)		(15,252)			(14,741)
Non-operating items	(23)		144			0
French tax audit interest (note 7 (b) (ii))	0		(9)			0
Exceptional items before taxation	2,043		4,235			3,740
Items included in taxation (note 7 (b))	(589)		(898)			(596)
Total exceptional items	1,454		3,337			3,144
Attributable to:
Equity shareholders of the parent company	1,409		3,160			3,022
Non-controlling interests	45		177			122
Brand, goodwill, tangible and other assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment	(1,345)		0			(128)
Items included in taxation (note 7 (b))	165		0			13
Donations
Disclosure of exceptional items [line items]
Other external charges	(89)		0			0
Obsolete inventories
Disclosure of exceptional items [line items]
Other external charges	(30)		0			0
Items included in taxation (note 7 (b))	7		0			0
Substitution drawback
Disclosure of exceptional items [line items]
Substitution drawback	83	$ 105	0			0
Items included in taxation (note 7 (b))	(20)		0			0
Indirect tax in Korea
Disclosure of exceptional items [line items]
Other external charges	24		(35)			0
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Guaranteed minimum pension equalisation	0		(21)			0
Items included in taxation (note 7 (b))	0		4			0
French tax audit penalty
Disclosure of exceptional items [line items]
Other external charges	0		(18)		€ (21)	0
French tax audit interest (note 7 (b) (ii))			(9)		(10)
Items included in taxation (note 7 (b))	0		(61)		€ (69)	0
Total exceptional items
Disclosure of exceptional items [line items]
Other external charges	(95)		(53)			0
Substitution drawback	83		0			0
Guaranteed minimum pension equalisation	0		(21)			0
Exceptional operating items	(1,357)		(74)			(128)
Non-operating items	(23)		144			0
Exceptional items before taxation	(1,380)		61			(128)
Items included in taxation (note 7 (b))	154		(39)			203
Total exceptional items	(1,226)		22			75
Attributable to:
Equity shareholders of the parent company	(1,157)		(4)			75
Non-controlling interests	(69)		26			0
Step acquisitions
Disclosure of exceptional items [line items]
Non-operating items	8		0			0
United National Breweries
Disclosure of exceptional items [line items]
Non-operating items	(32)		(9)			0
Loss on disposal of associate
Disclosure of exceptional items [line items]
Non-operating items	(1)		0			0
Portfolio of 19 brands
Disclosure of exceptional items [line items]
Non-operating items	2	$ 3	155	$ 198		0
USL wine business
Disclosure of exceptional items [line items]
Non-operating items	0		(2)			0
French tax audit interest
Disclosure of exceptional items [line items]
French tax audit interest (note 7 (b) (ii))	£ 0		£ (9)			£ 0